FINANCIAL RISK MANAGEMENT - Sensitivity analysis of exchange and interest rate risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)
Financial risk management
Accounting balance	$ 2,128,069		$ 1,461,091	$ 1,619,141
Investments	$ 123,969		$ 26,074
Currency risk
Financial risk management
Net liability position in foreign currency		$ 2,564
Estimated variation in exchange rate	20.00%
Estimated variation in consolidated amounts of foreign currency position	$ 414,652
Interest rate risk
Financial risk management
Accounting balance	675,088
DFI at variable rate	149,008
Net borrowings	$ 526,080
Variation in agreed interest rates (as a percent)	1.00%
Effect of gain or loss	$ 5,260
Price Risk
Financial risk management
Variation in agreed interest rates (as a percent)	10.00%
Effect of gain or loss	$ 11,186
Investments	$ 111,859